Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area [Line Items]
Revenues	$ 10,281		$ 4,886		$ 3,284
Adjusted operating loss	(8,524)		(3,968)		(3,977)
Non-attributable corporate expenses	(2,331)		(2,154)		(2,649)
Share-based payments	(2,356)		(742)		(612)
Contingent consideration measurement	684		(345)		(159)
Impairment of goodwill and intangible assets	(700)		(2,759)		(1,272)
Depreciation and amortization	(1,785)		(1,363)		(1,122)
Operating loss	(15,012)		(11,331)		(9,791)
Financial expenses, net	942		3,240		(3,184)
Tax benefit (Taxes on income)	945		246		(23)
Net loss for the year	(13,125)		(7,845)		(12,998)
Enterprise cybersecurity [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area [Line Items]
Revenues	627		1,047		1,308
Adjusted operating loss	(4,218)		(3,133)		(4,066)
Enterprise privacy [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area [Line Items]
Revenues	6,265		3,839		1,976
Adjusted operating loss	(2,987)	[1]	(835)	[1]	89
Consumer Cybersecurity & Privacy [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area [Line Items]
Revenues	3,389
Adjusted operating loss	(1,319)
Consolidated [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area [Line Items]
Revenues	10,281		4,886		3,284
Adjusted operating loss

[1]	Including legal expenses related to Bright Data action, see also Note 11.